CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss for the year	$ 1,290	$ (4,118)
Items not involving cash:
Amortization and depletion	3,954	5,576
Impairment charges	0	1,679
Unrealized foreign exchange loss (gain)	(159)	10,692
Income tax expense (recovery)	1,466	1,509
Share-based compensation	1,413	1,026
Other non-cash items	(39)	(306)
Total items not involving cash	7,925	16,058
Interest received	631	142
Income taxes paid	(2,187)	(225)
Cash flows from (used in) operations before changes in working capital	6,369	15,975
Changes in non-cash working capital:
Trade and other receivables	(3,688)	(2,285)
Inventories	355	(94)
Other current assets	135	215
Trade payables and accrued liabilities	2,532	(179)
Net cash from operating activities	5,703	13,632
Cash flows from investing activities:
Additions to mineral properties, plant and equipment	(5,265)	(4,695)
Investments in short-term deposits	(5,071)	(15,020)
Cash received upon acquisition of Coricancha	105	0
Proceeds from disposal of plant and equipment	186	0
Cash restricted for Coricancha environmental bond	(1,234)	0
Net cash used in investing activities	(11,279)	(19,715)
Cash flows from financing activities:
Proceeds from financings, net of expenses	0	33,084
Proceeds from exercise of share options	1,207	2,240
Net cash from financing activities	1,207	35,324
Effect of foreign currency translation on cash and cash equivalents	(476)	(1,284)
Increase (decrease) in cash and cash equivalents	(4,845)	27,957
Cash and cash equivalents, beginning of year	41,642	13,685
Cash and cash equivalents, end of year	$ 36,797	$ 41,642